Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
During the three months ended March 31, 2013 and 2012, the Company’s stock-based compensation cost was $1.5 million and $1.1 million, respectively, of which the Company capitalized $0.6 million and $0.5 million, respectively, relating to its exploration and development efforts.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on the historical volatility of the market price of Gulfport’s common stock over a period of time ending on the grant date. Based upon the historical experience of the Company, the expected term of options granted is equal to the vesting period plus one year. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The 2005 Plan provides that all options must have an exercise price not less than the fair value of the Company’s common stock on the date of the grant.
No stock options were issued during the three months ended March 31, 2013 and 2012.
The Company has not declared dividends and does not intend to do so in the foreseeable future, and thus did not use a dividend yield. In each case, the actual value that will be realized, if any, depends on the future performance of the common stock and overall stock market conditions. There is no assurance that the value an optionee actually realizes will be at or near the value estimated using the Black-Scholes model.
A summary of the status of stock options and related activity for the three months ended March 31, 2013 is presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678
Granted	—	—
Exercised	—	—
Forfeited/expired	—	—
Options outstanding at March 31, 2013	335,241	$6.37	2.14	$13,229
Options exercisable at March 31, 2013	335,241	$6.37	2.14	$13,229

The following table summarizes information about the stock options outstanding at March 31, 2013:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	1.81	205,241
$9.07	5,000	2.44	5,000
$11.20	125,000	2.67	125,000
	335,241		335,241

The following table summarizes restricted stock activity for the three months ended March 31, 2013:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2012	245,831	$31.88
Granted	178,500	35.80
Vested	(35,221)	36.12
Forfeited	—	—
Unvested shares as of March 31, 2013	389,110	$33.29

Unrecognized compensation expense as of March 31, 2013 related to outstanding stock options and restricted shares was $11.6 million. The expense is expected to be recognized over a weighted average period of 1.69 years.

STOCK-BASED COMPENSATION
During the years ended December 31, 2012, 2011 and 2010, the Company’s stock-based compensation cost was $4,688,000, $1,287,000 and $492,000, respectively, of which the Company capitalized $1,875,000, $515,000 and $197,000, respectively, relating to its exploration and development efforts.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on the historical volatility of the market price of Gulfport’s common stock over a period of time ending on the grant date. Based upon the historical experience of the Company, the expected term of options granted is equal to the vesting period plus one year. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The 2005 Plan provides that all options must have an exercise price not less than the fair value of the Company’s common stock on the date of the grant.
No stock options were issued during the years ended December 31, 2012, 2011 and 2010.
The Company has not declared dividends and does not intend to do so in the foreseeable future, and thus did not use a dividend yield. In each case, the actual value that will be realized, if any, depends on the future performance of the common stock and overall stock market conditions. There is no assurance that the value an optionee actually realizes will be at or near the value estimated using the Black-Scholes model.
A summary of the status of stock options and related activity for the years ended December 31, 2012, 2011 and 2010 are presented below:

	Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	508,630	$7.14	5.38	$2,192,000
Granted	—	—
Exercised	(48,889)	6.46		545,000
Forfeited/expired	(1,500)	2.00
Options outstanding at December 31, 2010	458,241	7.23	4.48	$6,621,000
Granted	—	—
Exercised	(102,000)	9.74		2,308,000
Forfeited/expired	—	—
Options outstanding at December 31, 2011	356,241	6.51	3.41	$8,172,000
Granted	—	—
Exercised	(21,000)	8.80		628,000
Forfeited/expired	—	—
Options outstanding at December 31, 2012	335,241	$6.37	2.39	$10,678,000
Options exercisable at December 31, 2012	335,241	$6.37	2.39	$10,678,000

Unrecognized compensation expense as of December 31, 2012 related to outstanding stock options and restricted shares was $6,745,000. The expense is expected to be recognized over a weighted average period of 1.55 years.
The following table summarizes information about the stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (in years)	Number Exercisable
$3.36	205,241	2.06	205,241
$9.07	5,000	2.69	5,000
$11.20	125,000	2.92	125,000
	335,241		335,241

The following table summarizes restricted stock activity for the twelve months ended December 31, 2012, 2011 and 2010:

	Number of Unvested Restricted Shares	Weighted Average Grant Date Fair Value
Unvested shares as of December 31, 2009	60,244	$6.01
Granted	111,667	12.94
Vested	(58,525)	8.17
Forfeited	—	—
Unvested shares as of December 31, 2010	113,386	$11.72
Granted	153,332	$31.15
Vested	(63,370)	12.87
Forfeited	—	—
Unvested shares as of December 31, 2011	203,348	$26.02
Granted	196,832	$35.87
Vested	(135,015)	29.59
Forfeited	(19,334)	26.81
Unvested shares as of December 31, 2012	245,831	$31.88